JPMorgan High Yield Municipal ETF
Schedule of Portfolio Investments as of May 31, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
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© J.P. Morgan Chase & Co., 2025.

JPMorgan High Yield Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — 94.3% (a)
Alabama — 5.0%
Black Belt Energy Gas District, Gas Project
Series 2023D-1, Rev., 5.50%, 2/1/2029 (b)	2,030,000	2,124,962
Series 2021A, Rev., 4.00%, 12/1/2031 (b)	3,000,000	2,965,074
Series 2024B, Rev., 5.00%, 9/1/2032 (b)	1,000,000	1,041,596
Series 2024D, Rev., 5.00%, 11/1/2034 (b)	2,000,000	2,095,658
County of Jefferson sewer, Rev., 5.25%, 10/1/2049	1,000,000	1,009,739
Mobile County Industrial Development Authority, Calvert LLC Project Series 2024B, Rev., AMT, 4.75%, 12/1/2054	1,000,000	901,718
Total Alabama		10,138,747
Alaska — 0.2%
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-Backed Senior Capital Appreciation Series 2021B-2, Class 2, Rev., Zero Coupon, 6/1/2066	3,500,000	431,764
Arizona — 1.2%
Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project Series 2025A-2, Rev., 5.13%, 1/1/2059	1,500,000	1,371,532
Arizona Industrial Development Authority, KIPP NYC Public Charter Schools Jerome Facility Project Series 2021B, Rev., 4.00%, 7/1/2041	1,000,000	881,285
Maricopa County Industrial Development Authority, Ottawa University, Rev., 5.13%, 10/1/2030 (c)	210,000	202,518
Total Arizona		2,455,335
Arkansas — 0.5%
Arkansas Development Finance Authority, Industrial Development , Hybar Steel Project Series 2023B, Rev., AMT, 7.38%, 7/1/2048 (c)	1,000,000	1,084,240
California — 8.1%
California Community Choice Financing Authority, Clean Energy Project Series 2023B-1, Rev., 5.00%, 8/1/2029 (b)	1,280,000	1,330,514
California County Tobacco Securitization Agency, Los Angeles County Securitization Corp. Series 2020B-2, Rev., Zero Coupon, 6/1/2055	4,500,000	816,616
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project Series 2025A, Rev., AMT, 9.50%, 1/1/2035 (b) (c)	4,000,000	3,874,708
California Municipal Finance Authority Series 2021A, Rev., AMT, 3.75%, 10/1/2025 (b)	1,000,000	999,353
California Municipal Finance Authority, Linxs Apartments Project, Senior Lien Series 2018A, Rev., AMT, 5.00%, 12/31/2047	1,000,000	954,747
California Municipal Finance Authority, Waste Management, Inc., Project Series 2024A, Rev., AMT, VRDO, 3.95%, 9/1/2025 (b)	2,500,000	2,499,927
California Public Finance Authority, Senior Living The James Series 2024A, Rev., 6.50%, 6/1/2054 (c)	1,000,000	932,310
California School Facilities Financing Authority, Capital Appreciation, Azusa Unified School District Series 2009A, Rev., A.G., Zero Coupon, 8/1/2030	200,000	168,341
California Statewide Communities Development Authority, Loma Linda University Medical Center Series 2016A, Rev., 5.25%, 12/1/2056 (c)	2,000,000	1,937,813
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Series 2021B-2, Rev., Zero Coupon, 6/1/2066	25,000,000	2,681,823
Total California		16,196,152
Colorado — 4.2%
Bradburn Metropolitan District No. 2, Limited Tax
Series 2018A, GO, 5.00%, 12/1/2038	500,000	489,684
Series 2018B, GO, 7.25%, 12/15/2047	500,000	500,749
City and County of Denver, Airport System Series 2018A, Rev., AMT, 4.00%, 12/1/2043	500,000	447,642
Colorado Housing and Finance Authority, Single Family Mortgage Series 2023L, Class III, Rev., GNMA COLL, 5.75%, 11/1/2053	870,000	923,014
Denver Health and Hospital Authority Series 2025A, Rev., 6.00%, 12/1/2055	1,000,000	1,059,171
Dominion Water and Sanitation District, Rev., 5.25%, 12/1/2032	515,000	521,978

JPMorgan High Yield Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Colorado — continued
Raindance Metropolitan District No. 1, Non-Potable Water System, Rev., 5.00%, 12/1/2040	748,000	700,490
Rocky Mountain Rail Park Metropolitan District, Limited Tax Series 2021A, GO, 5.00%, 12/1/2041 (c)	1,250,000	1,189,639
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado Series 2025A, GO, 5.00%, 4/1/2035 (c)	1,000,000	1,053,039
St Vrain Lakes Metropolitan District No. 4 Series 2024A, GO, 0.00%, 9/20/2054 (c)	500,000	334,436
Third Creek Metropolitan District No. 1, Limited Tax
Series 2022A-1, GO, 4.50%, 12/1/2037	825,000	702,647
Series 2022A-1, GO, 4.75%, 12/1/2051	760,000	565,945
Total Colorado		8,488,434
Connecticut — 0.5%
Stamford Housing Authority, Mozaic Concierge Living Project Series 2025A, Rev., 6.50%, 10/1/2055	1,000,000	982,677
Delaware — 0.5%
Delaware State Economic Development Authority, Delmarva Power and Light Co. Project Series 2020A, Rev., 1.05%, 7/1/2025 (b)	1,000,000	997,211
Florida — 2.4%
Capital Projects Finance Authority, Student Housing, Program Unionwest Properties LLC Project
Series 2024A-1, Rev., 5.00%, 6/1/2049 (c)	1,000,000	955,234
Series 2024B, Rev., 0.00%, 6/1/2062 (c)	7,000,000	1,026,174
Florida Development Finance Corp., Brightline Florida Passenger Rail Project Series 2024, Rev., AMT, 5.00%, 7/1/2041	500,000	458,922
Florida Development Finance Corp., GFL Solid Waste Southeast LLC Project Series 2024A, Rev., AMT, 4.38%, 10/1/2031 (b) (c)	1,000,000	995,329
Martin County Health Facilities Authority, Cleveland Clinic Health System Obligated Group Series 2019A, Rev., 4.00%, 1/1/2046	1,500,000	1,350,088
Total Florida		4,785,747
Georgia — 3.5%
Columbia County Hospital Authority, Wellstart Health System Inc., Project Series 2023A, Rev., A.G., 5.00%, 4/1/2048	1,000,000	1,011,048
George L Smith II Congress Center Authority, Convention Center Hotel First Series 2021A, Rev., 4.00%, 1/1/2054	1,000,000	816,101
Main Street Natural Gas, Inc., Gas Supply
Series 2023A, Rev., 5.00%, 6/1/2030 (b)	1,925,000	1,996,068
Series 2024D, Rev., 5.00%, 4/1/2031 (b)	2,000,000	2,092,088
Series 2024E, Rev., 5.00%, 12/1/2032 (b)	1,000,000	1,041,580
Total Georgia		6,956,885
Illinois — 3.5%
City of Chicago, Waterworks, Second Lien Series 2001, Rev., AMBAC, 5.75%, 11/1/2030	1,000,000	1,062,507
Illinois Finance Authority, Centerpointjoliet Terminal Series 2020, Rev., AMT, 4.13%, 12/31/2034 (b) (c)	1,000,000	964,227
Illinois Housing Development Authority Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.25%, 10/1/2055	1,000,000	1,113,530
State of Illinois
Series 2019C, GO, 4.00%, 11/1/2042	1,500,000	1,312,850
Series 2023B, GO, 5.50%, 5/1/2047	2,435,000	2,494,640
Total Illinois		6,947,754
Indiana — 1.6%
City of Goshen, Multi-Family, Green Oaks of Goshen Project Series 2021A, Rev., 5.00%, 8/1/2041 (c)	1,000,000	820,723
City of Valparaiso, Green Oaks of Valparaiso Project, Rev., 5.38%, 12/1/2041 (c)	1,550,000	1,345,788
Indiana Housing and Community Development Authority, Vita of Marion Project Series 2021A, Rev., 5.25%, 4/1/2041 (c)	1,250,000	1,042,416
Total Indiana		3,208,927

JPMorgan High Yield Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Iowa — 0.5%
Iowa Tobacco Settlement Authority, Subordinate Senior Capital Appreciation Asset Backed Series 2021-B-2, Class 2, Rev., Zero Coupon, 6/1/2065	6,500,000	956,078
Kentucky — 0.6%
County of Carroll, Kentucky Environmental Facilities Series 2008A, Rev., AMT, 2.00%, 2/1/2032	1,475,000	1,240,311
Louisiana — 2.0%
Louisiana Public Facilities Authority, Lincoln Preparatory School Project Series 2021A, Rev., 5.25%, 6/1/2060 (c)	1,145,000	879,265
Louisiana Public Facilities Authority, Mentorship Steam Academy Project
Series 2021A, Rev., 5.00%, 6/1/2051 (c)	700,000	559,750
Series 2021A, Rev., 5.00%, 6/1/2056 (c)	740,000	577,866
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project Series 2025A, Rev., 5.25%, 5/15/2055	1,000,000	1,004,265
Parish of St. John the Baptist, Marathon Oil Corp., Project Series 2017A-1, Rev., 4.05%, 7/1/2026 (b)	1,000,000	999,955
Total Louisiana		4,021,101
Maryland — 0.5%
Maryland Health and Higher Educational Facilities Authority, University of Maryland Medical System Series 2008D, Rev., VRDO, LOC : TD Bank NA, 1.45%, 6/2/2025 (b)	1,000,000	1,000,000
Massachusetts — 1.6%
Commonwealth of Massachusetts, Consolidated Loan of 2016 Series 2016J, GO, 4.00%, 12/1/2039	1,000,000	967,406
Massachusetts Development Finance Agency, Amherst College Issue Series 2025A, Rev., 5.00%, 11/1/2035 (b)	1,000,000	1,126,285
Massachusetts Development Finance Agency, Lasell Village, Inc. Issue, Rev., 5.00%, 7/1/2029	1,000,000	1,048,557
Total Massachusetts		3,142,248
Michigan — 1.7%
City of Detroit, Unlimited Tax Series 2020, GO, 5.50%, 4/1/2050	2,460,000	2,493,612
Michigan Strategic Fund, Graphic Packaging International, LLC Coated Recycled Board Machine Project, Rev., AMT, 4.00%, 10/1/2026 (b)	1,000,000	993,697
Total Michigan		3,487,309
Minnesota — 0.5%
City of Minneapolis, Health Care System, Fairview Health Services Series 2018A, Rev., 5.00%, 11/15/2049	1,000,000	975,226
Missouri — 0.8%
Kansas City Industrial Development Authority, Historic Northeast Redevelopment Plan Series 2024A-1, Rev., 5.00%, 6/1/2046 (c)	875,000	811,657
Missouri State Environmental Improvement and Energy Resources Authority, Union Improvement Co. Project Series 1998C, Rev., 2.75%, 9/1/2033	1,000,000	883,332
Total Missouri		1,694,989
Montana — 0.4%
County of Gallatin, Bozeman Fiber Project Series 2021A, Rev., 4.00%, 10/15/2036 (c)	1,000,000	783,687
Nebraska — 0.5%
Central Plains Energy Project, Gas Project No. 4 Series 2023A-1, Rev., 5.00%, 11/1/2029 (b)	1,000,000	1,030,398
New Hampshire — 1.1%
New Hampshire Business Finance Authority Series 2025-1, Rev., 4.17%, 1/20/2041	998,565	928,788
New Hampshire Business Finance Authority, Tamarron Project Series 2024, Rev., 5.25%, 12/1/2035 (c)	150,000	148,899
New Hampshire Business Finance Authority, Winston Salem Sustainable Energy Partners Series 2025A, Rev., 5.50%, 6/1/2050 (d)	1,000,000	1,030,882
Total New Hampshire		2,108,569
New Jersey — 3.5%
New Jersey Economic Development Authority Series 2020, Rev., 5.00%, 1/1/2040 (c) (e)	2,949,126	1,892,485

JPMorgan High Yield Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New Jersey — continued
New Jersey Economic Development Authority, Black Horse EHT Urban Renewal LLC Project Series 2019A, Rev., 5.00%, 10/1/2039 (c) (e)	2,000,000	1,531,674
New Jersey Transportation Trust Fund Authority, Transportation Program Series 2022BB, Rev., 4.00%, 6/15/2038	1,000,000	951,391
Tobacco Settlement Financing Corp. Series 2018B, Rev., 5.00%, 6/1/2046	2,685,000	2,574,139
Total New Jersey		6,949,689
New Mexico — 0.5%
City of Farmington, San Juan Project Series 2010E, Rev., 3.88%, 6/1/2029 (b)	1,020,000	1,021,932
New York — 13.2%
Buffalo and Fort Erie Public Bridge Authority Series 2017, Rev., 5.00%, 1/1/2047	1,000,000	999,242
Build NYC Resource Corp., The Young Men's and Women's Hebrew Association Project Series 2024, Rev., 5.00%, 12/1/2027	2,000,000	2,096,441
City of New York, Fiscal Year 2023 Series 2023A, Subseries A-3, GO, VRDO, LIQ : Bank of Montreal, 1.45%, 6/2/2025 (b)	3,800,000	3,800,000
Long Island Power Authority, Electric System Series 2024B, Rev., 3.00%, 9/1/2029 (b)	1,000,000	961,000
Medina Central School District, GO, BAN, 4.50%, 7/16/2025	1,700,000	1,702,210
New York City Housing Development Corp., Multi-Family Mortgage, 8 Spruce Street Project Series 2024 CL F, Class F, Rev., 5.25%, 12/15/2031	1,900,000	1,930,761
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019 Series 2019C-4, Rev., VRDO, LIQ : Barclays Bank plc, 1.50%, 6/2/2025 (b)	1,300,000	1,300,000
New York Counties Tobacco Trust Series 2016A-2B, Rev., 5.00%, 6/1/2051	1,500,000	1,274,156
New York State Dormitory Authority, Pace University Series 2024A, Rev., 5.25%, 5/1/2044	590,000	598,009
New York State Dormitory Authority, The New School Series 2025A, Rev., 4.25%, 7/1/2050	1,000,000	885,435
New York State Energy Research and Development Authority Series 1997A, Rev., 3.00%, 7/1/2025 (b)	2,000,000	1,998,241
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project
Rev., AMT, 5.00%, 1/1/2028	500,000	509,758
Rev., AMT, 5.00%, 1/1/2034	375,000	377,190
Series 2023, Rev., AMT, 6.00%, 4/1/2035	1,000,000	1,085,702
Rev., AMT, 4.38%, 10/1/2045	1,500,000	1,328,495
Series 2016A, Rev., AMT, 5.00%, 7/1/2046	2,000,000	1,944,071
Suffolk Regional Off-Track Betting Corp. Series 2024, Rev., 5.75%, 12/1/2044	1,000,000	1,023,252
TSASC, Inc. Series B, Rev., 5.00%, 6/1/2048	2,100,000	1,832,594
Westchester County Local Development Corp., Purchase Senior Learning Community, Inc., Project Series 2021A, Rev., 5.00%, 7/1/2056 (c)	1,000,000	867,056
Total New York		26,513,613
North Carolina — 1.0%
North Carolina Housing Finance Agency, Homeownership-1998 Trust Series 55-C, Rev., GNMA / FNMA / FHLMC, 3.20%, 1/15/2026 (b)	1,000,000	999,330
North Carolina Medical Care Commission, Twin Lakes Community Series 2025A, Rev., 5.25%, 1/1/2055	1,000,000	969,629
Total North Carolina		1,968,959
North Dakota — 0.5%
North Dakota Housing Finance Agency, Home Mortgage Finance Program Series 2024C, Rev., 5.00%, 7/1/2042	1,000,000	1,029,909
Ohio — 3.7%
Buckeye Tobacco Settlement Financing Authority
Series 2020A-2, Rev., 4.00%, 6/1/2038	1,155,000	1,080,017
Series 2020B-2, Rev., 5.00%, 6/1/2055	2,000,000	1,730,488
Series 2020B-3, Rev., Zero Coupon, 6/1/2057	10,000,000	959,861
County of Montgomery, Ohio Health care Facilities Solvita Project Series 2024, Rev., 5.00%, 9/1/2033	1,000,000	1,076,193

JPMorgan High Yield Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Ohio — continued
Jefferson County Port Authority, JSW Steel USA Ohio, Inc., Project Series 2023, Rev., 5.00%, 12/1/2028 (b) (c)	1,515,000	1,516,130
Port of Greater Cincinnati Development Authority, Duke Energy Convention Center Project Series 2024B, Rev., 5.00%, 12/1/2063	1,000,000	970,749
Total Ohio		7,333,438
Oklahoma — 1.3%
Oklahoma Development Finance Authority, Health System, OU Medicine Project Series 2018B, Rev., 5.50%, 8/15/2057	1,600,000	1,560,313
Oklahoma Housing Finance Agency, Home Ownership Loan Program Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.25%, 9/1/2056	1,000,000	1,111,676
Total Oklahoma		2,671,989
Oregon — 0.3%
Multnomah and Clackamas Counties School District No. 10JT Gresham-Barlow Series B, GO, Zero Coupon, 6/15/2035	1,000,000	637,927
Pennsylvania — 2.7%
Commonwealth of Pennsylvania Series 2024-1, GO, 4.00%, 8/15/2043	1,200,000	1,135,695
Geisinger Authority, Health System Series 2020A, Rev., 5.00%, 4/1/2050	1,000,000	987,563
Montgomery County Higher Education and Health Authority Series 2022B, Rev., 5.00%, 5/1/2057	1,000,000	966,820
Montgomery County Industrial Development Authority, Constellation Energy Generation Series 2023A, Rev., 4.10%, 4/3/2028 (b)	1,250,000	1,265,242
Pennsylvania Housing Finance Agency, Single Family Mortgage Series 2024-145A, Rev., 6.00%, 10/1/2054	995,000	1,070,838
Total Pennsylvania		5,426,158
Puerto Rico — 3.2%
Commonwealth of Puerto Rico Series 2022A-1, GO, 5.63%, 7/1/2027	1,000,000	1,026,243
Puerto Rico Sales Tax Financing Corp. Sales Tax (Puerto Rico)
Series A-1, Rev., Zero Coupon, 7/1/2046	8,230,000	2,625,898
Series A-2, Rev., 4.78%, 7/1/2058	3,100,000	2,774,403
Total Puerto Rico		6,426,544
Rhode Island — 0.5%
Tobacco Settlement Financing Corp. Series B, Rev., 5.00%, 6/1/2050	1,000,000	991,429
Tennessee — 1.9%
Shelby County Health Educational and Housing Facilities Board Retirement Facility The Farm at Bailey Station Series 2019A, Rev., 5.50%, 10/1/2039	3,000,000	2,182,590
Shelby County Health Educational and Housing Facilities Board, Madrone Memphis Student Housing I, LLC- University of Memphis Project Series 2024A-1, Rev., 5.25%, 6/1/2056 (c)	1,000,000	947,038
Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project Series 2019A, Rev., 5.75%, 10/1/2059	1,000,000	661,722
Total Tennessee		3,791,350
Texas — 4.4%
Central Texas Turnpike System, First Tier Series 2024B, Rev., 5.00%, 5/15/2030 (b)	1,000,000	1,052,042
City of Houston Airport System, United Airlines, Inc., Terminal Improvement Projects
Series 2020A, Rev., AMT, 5.00%, 7/1/2027	1,000,000	1,003,294
Series 2024B, Rev., AMT, 5.25%, 7/15/2034	1,000,000	1,023,950
County of Fort Bend Toll Road, Senior Lien, Rev., A.G., 5.25%, 3/1/2050 (d)	1,000,000	1,031,133
New Hope Cultural Education Facilities Finance Corp., Bela Vida Forefront Living Projects Series 2025A, Rev., 6.50%, 10/1/2060	1,125,000	1,072,358
New Hope Cultural Education Facilities Finance Corp., Legacy Midtown Park Project Series 2018A, Rev., 5.50%, 7/1/2054	1,000,000	696,541
Plano Independent School District, Unlimited Tax, GO, PSF-GTD, 4.00%, 2/15/2045	1,000,000	932,057

JPMorgan High Yield Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Tarrant County Cultural Education Facilities Finance Corp., Cook Children's Medical Center Series 2020, Rev., 4.00%, 12/1/2045	1,070,000	943,825
Texas Municipal Gas Acquisition and Supply Corp. V, Gas Supply Series 2024, Rev., 5.00%, 1/1/2034 (b)	1,000,000	1,052,609
Total Texas		8,807,809
Utah — 1.5%
Intermountain Power Agency, Utah Power Supply Series 2023A, Rev., 5.00%, 7/1/2036	1,000,000	1,059,254
Mida Mountain Village Public Infrastructure District, Mountain Village Assessment Area Series 2020B, 6.25%, 8/1/2030 (c)	1,000,000	975,006
Mida Mountain Village Public Infrastructure District, Utah Subordinate Tax Allocation Series 2024-2, Rev., 6.00%, 6/15/2054 (c)	1,000,000	1,004,027
Total Utah		3,038,287
Virginia — 2.1%
Fredericksburg Economic Development Authority, Stadium Project
Series 2021A, Rev., 7.00%, 11/15/2026 (c)	370,000	364,534
Series 2019B, Rev., 6.63%, 9/1/2029 (b) (c)	1,255,000	1,165,511
Series 2019B, Rev., 7.50%, 9/1/2044 (b) (c)	1,000,000	756,786
Halifax County Industrial Development Authority, Virginia Electric and Power Series 2010A, Rev., 3.80%, 5/28/2027 (b)	1,000,000	1,008,928
Virginia Small Business Financing Authority, Senior Lien, Transform 66 P3 Project, Rev., AMT, 5.00%, 12/31/2056	1,000,000	923,549
Total Virginia		4,219,308
Washington — 2.8%
Vancouver Housing Authority Series 2025, Rev., 4.25%, 2/1/2038	2,000,000	1,906,115
Washington State Housing Finance Commission, Blakeley and Laurel Villages Portfolio Series 2025A, Rev., 5.50%, 7/1/2050 (c)	1,000,000	983,930
Washington State Housing Finance Commission, Radford Court and Nordheim Court
Series 2024, Rev., 5.50%, 7/1/2049	1,000,000	1,020,190
Series 2024, Rev., 5.00%, 7/1/2054	1,000,000	953,850
Washington State Housing Finance Commission, Seattle Academy Of Arts and Science Project Series 2023, Rev., 6.38%, 7/1/2063 (c)	800,000	854,779
Total Washington		5,718,864
West Virginia — 0.5%
West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Commercial Metal Co. Project, Rev., AMT, 4.63%, 5/15/2032 (b)	1,000,000	993,932
Wisconsin — 9.3%
Public Finance Authority, Rev., AMT, 5.75%, 7/1/2054	7,000,000	7,146,926
Public Finance Authority, Astro Texas Land Projects
Series 2024, Rev., 5.50%, 6/1/2025 (c)	500,000	500,000
Rev., 5.00%, 12/15/2036 (c)	999,550	979,210
Public Finance Authority, Celanese Corp. Series 2016C, Rev., AMT, 4.30%, 11/1/2030	1,000,000	986,625
Public Finance Authority, Kahala Nui Project, Rev., 5.25%, 11/15/2061	1,000,000	996,359
Public Finance Authority, Presbyterian Villages of Michigan Obligated Group Series 2020A, Rev., 4.00%, 11/15/2042 (c)	3,955,000	2,739,405
Public Finance Authority, Ripple Ranch, LLC Obligate Series 2021A, Rev., 5.25%, 12/1/2051 (c)	800,000	500,100
Wisconsin Health and Educational Facilities Authority Series 2016A, Rev., 4.00%, 11/15/2046	1,000,000	846,631
Wisconsin Health and Educational Facilities Authority, Ascension Senior Credit Group Series 2016A, Rev., 5.00%, 11/15/2035	1,000,000	1,008,184
Wisconsin Health and Educational Facilities Authority, Aspirus, Inc., Obligated Group, Rev., 5.25%, 8/15/2050	1,000,000	1,018,057

JPMorgan High Yield Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Wisconsin — continued
Wisconsin Health and Educational Facilities Authority, Forensic science and Protective Medicine Collaboration, Inc. Project Series 2024, Rev., 5.00%, 8/1/2027 (c)	1,000,000	1,014,101
Wisconsin Housing and Economic Development Authority, Home Ownership Series 2024A, Rev., GNMA / FNMA / FHLMC, 6.00%, 9/1/2054	965,000	1,035,911
Total Wisconsin		18,771,509
Total Municipal Bonds (Cost $195,064,732)		189,426,435
	SHARES
Short-Term Investments — 5.2%
Investment Companies — 5.2%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 2.30% (f) (g) (Cost $10,475,688)	10,475,408	10,476,455
Total Investments — 99.5% (Cost $205,540,420)		199,902,890
Other Assets in Excess of Liabilities — 0.5%		930,249
NET ASSETS — 100.0%		200,833,139

Percentages indicated are based on net assets.

Abbreviations
A.G.	Insured by Assured Guaranty Inc.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COLL	Collateral
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
LIQ	Liquidity Agreement
LOC	Letter of Credit
PSF-GTD	Permanent School Fund Guaranteed
Rev.	Revenue
VRDO	Variable Rate Demand Obligation

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2025.

(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(e)	Defaulted security.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of May 31, 2025.

JPMorgan High Yield Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
Futures contracts outstanding as of May 31, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	116	09/19/2025	USD	12,865,125	159,429
U.S. Treasury Long Bond	39	09/19/2025	USD	4,411,875	91,434
					250,863
Short Contracts
U.S. Treasury 10 Year Ultra Note	(28)	09/19/2025	USD	(3,158,750)	(38,748)
U.S. Treasury Ultra Bond	(13)	09/19/2025	USD	(1,512,063)	(34,750)
					(73,498)
					177,365

Abbreviations
USD	United States Dollar

JPMorgan High Yield Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$189,426,435	$—	$189,426,435
Short-Term Investments
Investment Companies	10,476,455	—	—	10,476,455
Total Investments in Securities	$10,476,455	$189,426,435	$—	$199,902,890

JPMorgan High Yield Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Futures Contracts	$250,863	$—	$—	$250,863
Depreciation in Other Financial Instruments
Futures Contracts	$(73,498)	$—	$—	$(73,498)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$177,365	$—	$—	$177,365
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2025	Shares at May 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 2.30% (a) (b)	$28,048,497	$25,487,334	$43,059,376	$127	$(127)	$10,476,455	10,475,408	$111,285	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2025.